Fair Value Measurements - Recurring Measurements (Details) - Level 2 - Interest rate swaps - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Fair value measurements
Fair value measured		$ 34,877
Recurring
Fair value measurements
Fair value measured	$ 28,283